PREPAID LEASES - NAVEL ORANGE ORCHARDS (Details Textual)	1 Months Ended								12 Months Ended		1 Months Ended
	Mar. 26, 2014 USD ($)	Mar. 26, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 30, 2012 USD ($)	Dec. 30, 2012 CNY	Apr. 01, 2011 USD ($)	Apr. 01, 2011 CNY	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Sep. 03, 2014 Xingguo General Fruit Industry Development Co., Ltd [Member] USD ($)	Sep. 03, 2014 Xingguo General Fruit Industry Development Co., Ltd [Member] CNY	Sep. 30, 2014 Xingguo General Fruit Industry Development Co., Ltd [Member] USD ($)	Sep. 30, 2014 Xingguo General Fruit Industry Development Co., Ltd [Member] CNY
Lease Term	10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years			10 years	10 years
Lease Expiration Date	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2020			Dec. 31, 2024	Dec. 31, 2024
Lease Contract Aggregate Lease Amount	$ 4,440,528	27,360,000	$ 4,063,824	24,840,000	$ 9,463,818	57,847,300	$ 16,123,369	98,553,600			$ 3,857,000	23,750,000	$ 1,542,800	9,500,000
Operating Leases, Rent Expense									$ 3,181,613	$ 2,227,696